Share-Based Compensation and Savings Plans (Range of Assumptions Used For Options Valued) (Details)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010		Jun. 30, 2009
Lower Limit [Member]
Risk-free interest rate	1.22%	1.93%	[1]	1.52%
Expected life in years	4.8	4.40	[1]	4.50
Expected volatility	27.00%			27.00%
Dividend yield	2.17%	1.96%	[1]	1.00%
Upper Limit [Member]
Risk-free interest rate	1.70%	2.47%	[1]	3.48%
Expected life in years	5.2	5.2	[1]	7.0
Expected volatility	32.00%	32.00%	[1]	30.00%
Dividend yield	2.52%	2.76%	[1]	2.33%

[1]	The range of assumptions used for options in fiscal 2010 does not include the impact of our stock option exchange program.